Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 585,814	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	DeLamar	Gold and Silver	Development
#: 2
	129,297	Infrastructure	UNITED STATES		Shoshone Paiute Tribes of the Duck Valley	DeLamar	Gold and Silver	Development
#: 3
	335,472	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Nevada North	Gold	Exploration and Development
#: 4
	64,019	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Cerro Colorado	Copper	Exploration
#: 5
	188,368	Fees	UNITED STATES	ARIZONA	State of Arizona State Land Department	Cerro Colorado	Copper	Exploration
#: 6
	97,287	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Red Canyon	Gold	Exploration
#: 7
	48,084	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	ZenoOcelot	Gold	Exploration
#: 8
	10,064	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Dune	Gold	Exploration
#: 9
	19,010	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Eden	Gold	Exploration
#: 10
	25,999	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Marr	Gold	Exploration
#: 11
	5,341,649	Taxes	UNITED STATES	NEVADA	State of Nevada Department of Taxation	Florida Canyon	Gold	Operations	Open Pit
#: 12
	108,783	Fees	UNITED STATES	NEVADA	State of Nevada Division of Environmental Protection Bureau of Water Pollution Control	Florida Canyon	Gold	Operations	Open Pit
#: 13
	146,258	Fees	UNITED STATES	NEVADA	State of Nevada Division of Environmental Protection Bureau of Mining Regulation and Reclamation	Florida Canyon	Gold	Operations	Open Pit
#: 14
	291,573	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Florida Canyon	Gold	Operations	Open Pit
#: 15
	$ 4,706,613	Taxes	UNITED STATES	NEVADA	State of Nevada, Pershing County	Florida Canyon	Gold	Operations	Open Pit